Seward & Kissel LLP
                               1200 G Street, N.W.
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                             Washington, D.C. 20005
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                                                January 4, 2006

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:   AllianceBernstein Blended Style Series, Inc. - U.S. Large
            Cap Portfolio
           (File Nos. 333-87002 and 811-21081)

Ladies and Gentlemen:

     On behalf of the above-referenced Portfolio (the "Portfolio"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectuses and the statement of additional information for the Portfolio that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolio's registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2005.

                                                Sincerely,


                                                /s/ Anthony Tu-Sekine
                                                ------------------------
                                                Anthony Tu-Sekine

00250.0437 #631150